Discontinued Operations - Summary of Non-Cash Items and Capital Expenditures of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Operating activities:
Depreciation and amortization	$ 276,566	$ 305,780	$ 154,599
Share-based compensation	15,572	10,351	7,740
Provision for doubtful accounts	8,139	930	679
Deferred income taxes	(29,470)	(6,661)	(18,547)
Unrealized foreign exchange losses	5,647	1,116	0
Investing activities:
Purchases of property and equipment	$ 171,332	$ 111,122	$ 92,519